Condensed Financial Information of the Parent Company (Details) - Schedule of parent compnay balance sheets - Parent Company [Member] - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents	$ 285,916	$ 784,176
Restricted cash	700,094
Due from related parties	5,168	5,168
Short-term investment	3,336,256	5,961,605
Advance to suppliers	7,694	13,727
Prepaid expenses and other current assets	2,994,975	1,011,542
TOTAL CURRENT ASSETS	7,330,103	7,776,218
Restricted cash		700,060
Long term prepayments and other non-current assets		2,000,000
Investment in subsidiaries and VIE	24,714,096	41,438,198
TOTAL NON-CURRENT ASSETS	24,714,096	44,138,258
TOTAL ASSETS	32,044,199	51,914,476
Accrued expenses and other current liabilities	15,550	211,430
TOTAL CURRENT LIABILITIES	15,550	211,430
TOTAL LIABILITES	15,550	211,430
Ordinary shares (500,000,000 shares authorized; $0.0001 par value, 24,528,000 shares issued and outstanding as of December 31, 2021; 25,361,550 shares issued and outstanding as of December 31, 2022)	2,536	2,453
Additional paid-in capital	34,696,702	31,966,816
Statutory reserves	2,477,940	2,473,801
(Accumulated deficits) Retained earnings	(5,148,529)	17,259,976
TOTAL EQUITY	32,028,649	51,703,046
TOTAL LIABILITIES AND EQUITY	$ 32,044,199	$ 51,914,476